Schedule of investments
Delaware International Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.58%Δ
Denmark − 6.07%
Novo Nordisk Class B	215,420	$18,047,705
		18,047,705
France − 19.68%
Air Liquide	84,860	14,857,954
Danone	228,600	16,092,978
Orange	669,890	7,637,407
Publicis Groupe	161,690	10,341,588
Sodexo †	102,440	9,559,550
		58,489,477
Germany − 13.09%
adidas AG	28,290	10,529,734
Fresenius Medical Care AG & Co.	197,640	16,413,988
SAP	85,000	11,977,735
		38,921,457
Japan − 16.03%
Asahi Group Holdings	124,500	5,817,359
Kao	165,000	10,151,447
KDDI	268,300	8,368,149
Kirin Holdings	147,500	2,875,782
Lawson	101,400	4,691,444
Secom	39,400	2,994,677
Seven & i Holdings	267,700	12,763,913
		47,662,771
Netherlands − 3.97%
Koninklijke Ahold Delhaize	396,550	11,788,144
		11,788,144
Spain − 3.03%
Amadeus IT Group †	128,000	9,003,352
		9,003,352
Sweden − 8.81%
Essity Class B	214,040	7,097,902
H & M Hennes & Mauritz Class B †	298,420	7,078,587
Securitas Class B	760,360	12,003,206
		26,179,695
Switzerland − 15.63%
Nestle	133,650	16,643,235
Roche Holding	40,460	15,241,646
Swatch Group	42,520	14,586,163
		46,471,044
United Kingdom − 11.27%
Diageo	437,780	20,959,161
Next †	29,430	3,198,218
	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
Smith & Nephew	433,000	$9,358,889
		33,516,268
Total Common Stock (cost $253,911,733)		290,079,913

Exchange-Traded Funds – 1.56%
iShares MSCI EAFE ETF	50	3,944
iShares Trust iShares ESG Aware MSCI EAFE ETF	58,490	4,622,465
Total Exchange-Traded Funds (cost $4,538,357)		4,626,409

Short-Term Investments – 0.19%
Money Market Mutual Funds – 0.19%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	141,288	141,288
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	141,287	141,287
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	141,287	141,287
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	141,287	141,287
Total Short-Term Investments (cost $565,149)		565,149

Total Value of Securities−99.33% (cost $259,015,239)		295,271,471
Receivables and Other Assets Net of Liabilities — 0.67%		2,005,881
Net Assets Applicable to 20,213,606 Shares Outstanding — 100.00%	$297,277,352
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

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Schedule of investments
Delaware International Fund (Unaudited)
The following foreign currency exchange contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	EUR	(161,503)	USD	192,062	7/1/21	$555
BNYM	SEK	(890,117)	USD	104,335	7/1/21	325
Total Foreign Currency Exchange Contracts						$880
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
Summary of currencies:
EUR – European Monetary Unit
SEK – Swedish Krona
USD – US Dollar
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